Shareholders' equity	12 Months Ended
Mar. 31, 2019
Stockholders' Equity [Abstract]
Shareholders' equity

18. Shareholders’ equity:

The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2017, 2018 and 2019.

	Number of Shares
	Year ended March 31
	2017	2018	2019
Common stock outstanding at beginning of year	3,608,391,999	3,528,429,451	3,392,937,486
Decrease of common stock by cancellation of treasury stock	—	(179,000,000)	(150,000,000)
Common stock held in treasury:
Repurchases of common stock	(121,010,524)	(170,027,391)	(100,020,867)
Sales of common stock	468	201	180
Common stock issued to employees	40,677,400	34,115,500	17,894,000
Cancellation of treasury stock	—	179,000,000	150,000,000
Other net change in treasury stock	370,108	419,725	(10,000)

Common stock outstanding at end of year	3,528,429,451	3,392,937,486	3,310,800,799

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2017, 2018 and 2019, the amounts available for distributions were ¥1,193,497 million, ¥1,311,894 million and ¥1,209,861 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Dividends on the Company’s common stock per share were ¥20.0 for the year ended March 31, 2017, ¥20.0 for the year ended March 31, 2018 and ¥6.0 for the year ended March 31, 2019.

During the year ended March 31, 2018, due to the cancellation of treasury stock on December 18, 2017, total number of issued shares and treasury stock decreased by 179,000,000 shares, respectively.

During the year ended March 31, 2019, due to the cancellation of treasury stock on December 17, 2018, total number of issued shares and treasury stock decreased by 150,000,000 shares, respectively.

On April 27, 2016, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20,000 million and (c) the share buyback will run from May 18, 2016 to July 22, 2016. Under this repurchase program, the Company repurchased 35,000,000 shares of common stock at a cost of ¥16,325 million.

On July 28, 2016, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥45,000 million and (c) the share buyback will run from August 15, 2016 to January 27, 2017. Under this repurchase program, the Company repurchased 85,987,200 shares of common stock at a cost of ¥45,000 million.

On April 27, 2017, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥80,000 million and (c) the share buyback will run from May 17, 2017 to March 30, 2018. Under this repurchase program, the Company repurchased 100,000,000 shares of common stock at a cost of ¥62,349 million.

On October 30, 2017, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 70,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥50,000 million and (c) the share buyback will run from November 15, 2017 to March 30, 2018. Under this repurchase program, the Company repurchased 70,000,000 shares of common stock at a cost of ¥46,729 million.

On April 26, 2018, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥70,000 million and (c) the share buyback will run from May 16, 2018 to March 29, 2019. Under this repurchase program, the Company repurchased 100,000,000 shares of common stock at a cost of ¥51,703 million.

In addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or common stock acquired to create round lots or eliminate odd lots.

Subsequent Events

On June 18, 2019, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 300,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥150,000 million and (c) the share buyback program will run from June 19, 2019 to March 31, 2020 (excluding the ten business days following the announcement of quarterly operating results).